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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CMK Capital Management, LLC
                 -------------------------------
   Address:      200 Clarendon Street, 28th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 028-11052
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth M. Kess
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-380-5673
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Kenneth M. Kess   Boston, Massachusetts    May 4, 2005
   ----------------------- ---------------------   -------------
         [Signature]           [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  20
                                        --------------------

Form 13F Information Table Value Total:  $4,050 (in thousands)
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                      FORM 13F INFORMATION TABLE


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                                                        Value      Shrs or   Sh/  Put/ Investment    Other      Voting Authority
Name of Issuer           Title of Class    CUSIP      (x$1000)     Prn Amt   Prn  Call Discretion   Managers   Sole   Shared  Other
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
Adobe Systems Inc         Common Stock   00724F101       537      8,000 SH              Sole                   8,000
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Analog Devices Inc        Common Stock   032654105        36      1,000 SH              Sole                   1,000
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BE Aerospace Inc          Common Stock   073302101        48      4,000 SH              Sole                   4,000
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Check Point Software
Tech Ltd                  Common Stock   M22465104        22      1,000 SH              Sole                  1,000
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Checkfree Corp New        Common Stock   162813109       163      4,000 SH              Sole                  4,000
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EMC Corporation Mass      Common Stock   268648102        25      2,000 SH              Sole                  2,000
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Exxon Mobil Corporation   Common Stock   30231G102       298      5,000 SH              Sole                  5,000
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Finish Line Inc -
 Class A                  Common Stock   317923100       232      10,000 SH             Sole                  10,000
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Harris Corp               Common Stock   413875105        98      3,000 SH              Sole                  3,000
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Infospace Inc             Common Stock   45678T201       327      8,000 SH              Sole                  8,000
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Intel Corp                Common Stock   458140100        23      1,000 SH              Sole                  1,000
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Jabil Circuit Inc         Common Stock   466313103       285      10,000 SH             Sole                  10,000
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Marvell Technology
Group Ltd                 Common Stock   G5876H105       575      15,000 SH             Sole                  15,000
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Mercury Interactive Corp  Common Stock   589405109       474      10,000 SH             Sole                  10,000
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Perficient Inc            Common Stock   71375U101       192      25,000 SH             Sole                  25,000
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Red Robin Gourmet
Burgers Inc               Common Stock   75689M101       51       1,000 SH              Sole                  1,000
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Seagate Technology        Common Stock   G7945J104       293      15,000 SH             Sole                  15,000
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Superior Industries
International Inc         Common Stock   868168105       53       2,000 SH              Sole                  2,000
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Symantec Corp             Common Stock   871503108       171      8,000 SH              Sole                  8,000
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Valero Energy             Common Stock   91913Y100       147      2,000 SH              Sole                  2,000
Corporation
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